                          OppenheimerFunds, Inc.
                        Two World Financial Center
                      225 Liberty Street, 11th Floor
                          New York, NY 10281-1008

February 29, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Oppenheimer Emerging Growth Fund (the "Registrant")
           Reg. No. 333-44176; File No. 811-10071

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Registrant's
Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2008.

                                                Sincerely,

                                                /s/Kathleen T. Ives

                                                ------------------------------------
                                                Kathleen T. Ives
                                                Vice President & Senior
                                                Counsel
                                                303.768.3331
                                                kives@oppenheimerfunds.com

cc:  Mayer Brown LLP
     Gloria LaFond
     Nancy S. Vann